RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of related party [Abstract]
Disclosure of Transactions Between Related Parties
The following transactions were carried out with related parties:

	Year ended December 31,
	2025	2024	2023

(i) Transactions
(a) Sales of goods and services
Sales of goods to non-consolidated parties	99,911	138,416	163,591
Sales of goods to other related parties	183,807	151,270	174,869
Sales of services and others to non-consolidated parties	180	181	168
Sales of services and others to other related parties	3,368	2,844	3,932

	287,266	292,711	342,560
(b) Purchases of goods and services
Purchases of goods from non-consolidated parties	401,835	333,260	491,011
Purchases of goods from other related parties	347,229	93,214	81,404
Purchases of services and others from non-consolidated parties	204,650	99,397	23,574
Purchases of services and others from other related parties	526,720	179,329	103,334

	1,480,434	705,200	699,323
(c) Financial results
Income with non-consolidated parties	12,925	13,484	12,263
Expenses in connection with lease contracts from other related parties	(824)	(822)	(757)
	12,101	12,662	11,506
(d) Dividends received
Dividends from non-consolidated parties	33,744	27,062	34,841
	33,744	27,062	34,841
(e) Other income and expenses
Income (expenses), net with non-consolidated parties	699	915	1,396
Income (expenses), net with other related parties	1,345	2,548	1,753

	2,044	3,463	3,149

	As of December 31,
	2025	2024

(ii) Year-end balances
(a) Arising from sales/purchases of goods/services and other transactions
Receivables from non-consolidated parties	159,059	156,937
Receivables from other related parties	31,811	26,988
Advances from non-consolidated parties	316	2,524
Advances to suppliers with other related parties	126,374	131,685
Payables to non-consolidated parties	(55,318)	(57,230)
Payables to other related parties	(188,030)	(39,721)
Lease liabilities with other related parties	(1,505)	(1,861)

	72,707	219,322